Intangible Assets	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	GOODWILL AND INTANGIBLE ASSETS
Goodwill
The company does not have any goodwill.
Intangible assets
Seal Rock license agreement (2023)
As previously noted in Note 2 - "Major events in the period and events after the period", on May 31, 2023, GENFIT announced the signing of a licensing agreement for the exclusive worldwide rights to the injectable formulation of ASK1 inhibitor SRT-015 in acute liver disease with Seal Rock Therapeutics, a clinical-stage company based in Seattle, USA.
Under the terms of the agreement, GENFIT made an upfront payment in the amount of €2 million to Seal Rock in exchange for acquiring the know-how and rights of use to SRT-015 as described above. (That amount is noted in the table below under line item "Other intangibles.") In accordance with IAS 38 - Intangible assets this amount was capitalized and allocated to Intangible assets. Further, given the nature of the intangible asset, it was determined to have a definite useful life of 20 years, consistent with patent lifetimes in the United States and the European Union. Amortization will start upon EMA/FDA regulatory approval and until then will be subject to an annual impairment test in accordance with IAS 38 - Intangible Assets. As future milestones for this agreement are paid, they will be analyzed and be either i) capitalized and subject to the same annual impairment test or ii) expensed as incurred.
Acquisition of Versantis (2022)
As previously noted in Note 5 - "Acquisitions", on September 29, 2022, GENFIT acquired Versantis AG, a private Swiss-based clinical stage biotechnology company focused on addressing the growing unmet medical needs in liver diseases.
The Phase 2 ready program, VS-01-ACLF, a program in scavenging liposomes technology, was deemed to be the asset with substantially all attributable value in accordance with the optional concentration test of fair value under paragraph B7A of IFRS 3. Of the total acquisition price paid of €46.6 million, €43.9 million was allocated to Intangible assets in accordance with IAS 38 - Intangible Assets. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction. Further, given the nature of the intangible asset, it was determined to have a definite useful life of 20 years, consistent with patents lifetimes in the United States and the European Union. Amortization will start upon EMA/FDA regulatory approval and until then will be subject to an annual impairment test in accordance with IAS 38 - Intangible Assets. During the period, there was no indication of loss of value. The value of the asset as of June 30, 2023 is €43.6 million (after CHF/EUR currency translation adjustments).
The following tables show the variations in intangible assets for the year ended December 31, 2022 and the half-year ended June 30, 2023:

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2021/12/31			adjustments		2022/12/31
Gross
Software	1,294	81	(398)	—	—	977
Patents	70	281	—	—	—	351
Other intangibles	—	43,569	—	—	—	43,569
TOTAL—Gross	1,364	43,931	(398)	—	—	44,897
Accumulated depreciation and impairment
Software	(1,190)	(79)	329	—	—	(940)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,190)	(79)	329	—	—	(940)
TOTAL - Net	174	43,852	(69)	—	—	43,957

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2022/12/31			adjustments		2023/06/30
Gross
Software	977	—	(13)	—	—	964
Patents	351	—	—	—	2	352
Other intangibles	43,569	2,000	—	248	—	45,817
TOTAL—Gross	44,897	2,000	(13)	248	2	47,134
Accumulated depreciation and impairment
Software	(940)	(30)	19	—	—	(951)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(940)	(30)	19	—	—	(951)
TOTAL - Net	43,957	1,970	6	248	2	46,182